SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Short-term restricted cash	$ 9,862	$ 10,076
Long-term restricted cash	$ 2,480	$ 2,403